TALCOTT RESOLUTION LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I

033-19947                                                   HV-1009 – Group Variable Annuity Contracts

033-19949                                                   HV-1009 – Group Variable Annuity Contracts

033-19946                                                   HV-1524 – Group Variable Annuity Contracts

TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

033-19943                                                   HV-1531 – NQ Variable Account

033-19948                                                   HV-1008 – Variable Account QP

033-59541                                                   HV-2025 – Group Variable Annuity Contracts

033-19947                                                   HV-1009 – Group Variable Annuity Contracts

033-19949                                                   HV-1009 – Group Variable Annuity Contracts

033-19946                                                   HV-1524 – Group Variable Annuity Contracts

TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042       HV-3574 - PremierSolutions Standard

333-72042       HV-5244 - PremierSolutions Standard (Series II)

333-72042       HV-5795 - PremierSolutions Standard (Series A)

333-72042       HV-6779 - PremierSolutions Standard (Series A-II)

333-72042       HV-5776 - PremierSolutions Cornerstone

333-72042       HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042       HV-3572 - PremierSolutions State of Connecticut

333-72042       HV-3573 - PremierSolutions Chicago Public Schools

333-72042       HV-7969 - State of Iowa Retirement Investors Club 403(b)

333-72042       HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-145655     HV-3739 - Group Variable Annuity Contracts

333-151805     HV-6776 - Premier Innovations(SM)

333-151805     HV-6778 - Premier Innovations(SM) (Series II)

333-151805     HV-6777 - Hartford 403(b) Cornerstone Innovations

Supplement dated January 26, 2021 to your Prospectus

This Supplement updates certain information contained in the following prospectuses, as they may have been subsequently supplemented, for products issued by Talcott Resolution Life Insurance Company:

HV-1009 - Group Variable Annuity Contracts, dated May 1, 2020

HV-1531 - NQ Variable Account, dated May 1, 2020

HV-1524 - Group Variable Annuity Contracts, dated May 1, 2020

HV-1008 - Variable Account QP, dated May 1, 2020

HV-2025 - Group Variable Annuity Contracts, dated May 1, 2020

HV-3574 - PremierSolutions Standard, dated May 1, 2020

HV-5244 - PremierSolutions Standard (Series II), dated May 1, 2020

HV-5795 - PremierSolutions Standard (Series A), dated May 1, 2020

HV-6779 - PremierSolutions Standard (Series A-II), dated May 1, 2020

HV-5776 - PremierSolutions Cornerstone, dated May 1, 2020

HV-6775 - PremierSolutions Cornerstone (Series II), dated May 1, 2020

HV-3572 - PremierSolutions State of Connecticut, dated May 1, 2020

HV-3573 - PremierSolutions Chicago Public Schools, dated May 1, 2020

HV-7969 - State of Iowa Retirement Investors Club 403(b), dated May 1, 2020

HV-4899 - PremierSolutions New Jersey Institutions of Higher Education, dated May 1, 2020

HV-3739 - Group Variable Annuity Contracts, dated May 1, 2020

HV-6776 - Premier Innovations(SM), dated May 1, 2020

HV-6778 - Premier Innovations(SM) (Series II), dated May 1, 2020

HV-6777 - Hartford 403(b) Cornerstone Innovations, dated May 1, 2020

On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution Life Insurance Company (“TL”), signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including TL, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.

MassMutual administers your Contract through a subcontracting arrangement with Great-West Life & Annuity Insurance Company.  The terms, features and benefits of your insurance contract will NOT change as a result of the sale.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.